UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-576

Northeast Investors Trust

(Exact name of registrant as specified in charter)

125 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments (a)

June 30, 2015 (unaudited)

Asset Backed Security - 1.23%
Name of Issuer	Principal	Value (Note B)
Airline Lease - 1.23%
Aircraft Fin Trust, 0.666%, 5/15/24	$19,478,950	$5,454,106
Total Asset Backed Security — (cost -$8,473,343)		$5,454,106

Corporate Bonds, Notes & Preferred Securities - 88.78%
		Value
Name of Issuer	Principal	(Note B)
Automobile & Truck - 0.28%
Delphi Corp., 6.55%, 6/15/06 (b) (c)	$36,950,000	$1,247,062

Building Products - 2.57%
Builders Firstsource, Inc., 7.625%, 6/01/21 (d)	11,000,000	11,385,000

Chemicals - 8.01%
Cornerstone Chemical Co., 9.375%, 3/15/18 (d)	12,750,000	13,387,500
Perstorp Holding AB, 11%, 8/15/17 (d)	4,500,000	4,758,750
Polyone Corp., 7.375%, 9/15/20	10,500,000	10,972,500
Reichhold Industries, Inc., 9%, 5/08/17 (b) (d)	15,771,204	6,308,482

		35,427,232

Coal - 0.63%
Westmoreland Coal Co., 8.75%, 01/01/22 (d)	3,000,000	2,790,000

Construction & Farming - 2.75%
Southern States Co-op, Inc., 10%, 8/15/21 (d)	13,000,000	12,155,000

Electrical Utility - 3.43%
Homer City Funding LLC, 8.137%, 10/01/19	14,984,802	15,153,381

Electrical Components & Equipment - 2.61%
Advanced Lighting Technologies, 10.5%, 6/01/19 (d)	17,000,000	11,560,000

Energy/Natural Resources - 14.92%
American Eagle Energy Co., 11%, 9/01/19 (b) (d)	15,500,000	5,347,500
Clayton Williams Energy, 7.75%, 4/01/19	28,000,000	26,600,000
Comstock Resources, Inc., 7.75%, 4/01/19	10,000,000	4,200,000
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	5,000,000	2,662,500
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	5,000,000	1,825,000
Energy XXI Gulf Coast, Inc., 11%, 3/15/20 (d)	5,000,000	4,375,000
Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21	3,000,000	967,500
Forest Oil Corporation, 7.25%, 6/15/19	29,500,000	6,490,000

		Value
Name of Issuer	Principal	(Note B)
RAAM Global Energy Co., 12.5%, 10/01/15 (b)	23,000,000	$5,750,000
Stone Energy Corp., 7.5%, 11/15/22	2,000,000	1,740,000
Swift Energy Co., 7.125%, 6/01/17	2,000,000	1,120,000
W & T Offshore, Inc., 8.5%, 6/15/19	7,000,000	4,856,250

		65,933,750

Financial Services — 6.56%
Bank of America Corp. PFD, 8%	15,000,000	15,825,000
Bank of America Corp. PFD, 8.125%	3,000,000	3,183,750
Wells Fargo & Co. PFD, 7.98%	9,213,000	9,984,589

		28,993,339

Financial Services Misc. — 1.65%
Rialto Holdings LLC, 7%, 12/01/18 (d)	7,000,000	7,280,000

Food Processing — 1.04%
Simmons Food, Inc., 7.875%, 10/01/21 (d)	5,000,000	4,600,000

Gaming — 7.90%
Greektown Superholdings, 8.875%, 3/15/19 (d)	15,250,000	16,012,500
Isle of Capri Casinos, 8.875%, 6/15/20	8,000,000	8,640,000
Isle of Capri Casinos, 5.875%, 3/15/21	10,000,000	10,275,000

		34,927,500

Homebuilders — 0.36%
Tousa, Inc., 9%, 7/01/10 (b) (c)	14,111,000	846,660
Tousa, Inc., 8.25%, 4/1/11 (b) (c)	12,250,000	735,000

		1,581,660

Metals & Mining — 4.75%
American Gilsonite Co., 11.5%, 9/01/17 (d)	15,980,000	14,342,050
Horsehead Holding Corp, 10.5%, 6/01/17 (d)	2,500,000	2,650,000
Horsehead Holding Corp, 9%, 6/01/17 (d)	4,000,000	4,000,000

		20,992,050

Office Electronics — 4.72%
Pitney Bowes International Holdings PFD, 6.125%, 10/30/16 (d)	20,065	20,855,059

Oil & Gas Drilling — 1.53%
Key Energy Services, Inc., 6.75%, 3/01/21	250,000	147,500
Parker Drilling Co., 7.5%, 8/01/20	7,250,000	6,597,500

		6,745,000

Packaging & Container — 0.21%
Constar, Inc., PIK,11%, 12/31/17 (b) (e)	8,220,145	929,279
Constar, Inc. PFD (b) (e)	9,432	0

		929,279

		Value
Name of Issuer	Principal	(Note B)
Paper/Forest Products — 5.20%
Cenveo Corp., 6%, 8/01/19 (d)	2,250,000	$2,115,000
Cenveo Corp., 8.5%, 9/15/22 (d)	25,000,000	20,875,000

		22,990,000

Publishing — 4.23%
AMO Escrow Corp., 11.5%, 12/15/17	18,193,250	18,693,564

Real Estate — 0.02%
Forestar USA Real Estate, 8.5%, 6/01/22 (d)	100,000	103,750

Retail Stores — 3.44%
Claire’s Stores, Inc., 9%, 3/15/19 (d)	12,000,000	10,140,000
Claire’s Stores, Inc., 6.125%, 3/15/20 (d)	6,365,000	5,060,175

		15,200,175

Systems Software — 2.89%
Interface Sec. Systems Holdings, 9.25%, 1/15/18	8,500,000	8,542,500
Interface Master Holding PIK, 12.5%, 8/01/18 (d)	4,500,000	4,252,500

		12,795,000

Telecom Equipment — 4.90%
Nortel Networks LTD, 10.75%, 7/15/16 (b)	23,850,000	21,643,875

Transportation — 4.18%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (d)	20,000,000	18,500,000
Total Corporate Bonds, Notes, & Preferred Securities — (cost -$523,074,890)		$392,481,676

Foreign Bonds — 0.65%
		Value
Name of issuer	Principal	(Note B)
Foreign Bonds — 0.65%
Republic of Argentina GDP Linked Security, FRN, 12/15/35 (b)	$34,386,574	$2,871,279

Total Foreign Bonds — (cost—$1,423,421)		$2,871,279

Common & Preferred Stocks — 11.09%
	Number of	Value
Name of issuer	Shares	(Note B)
Banks / Money Centers — 5.21%
Citigroup, Inc.	416,930	$23,031,213

Diversified Chemicals — 0.86%
NL Industries	510,200	3,780,582

Food Processing — 2.73%
Viskase Cos., Inc. (b)	2,096,128	12,052,736

Metals & Mining — 0.00%
Ormet Corp. (b)	372,638	1,491

Manufacturing — 1.62%
Amtrol, Inc. (b) (e) (f)	7,131	4,302,278
Amtrol, Inc. PFD (b) (e) (f)	1,068	2,847,149

		7,149,427

Packaging & Container — 0.00%
Constar, Inc. (b) (e)	93,512	0

Retail Food Chain — 0.65%
Romacorp, Inc. (b) (e) (f)	82,220	2,877,700

Transportation — 0.02%
Groupe Eurotunnel SA	5,424	78,485
Groupe Eurotunnel SA	1,925	27,855

		106,340

Total Common & Preferred Stocks — (cost—$47,312,282)		$48,999,489

Total Investments — 101.75% (cost—$580,283,836)		$449,806,550

Net Other Assets and Liabilities — (1.75%)		$(7,744,481)

Net Assets - 100%		$442,062,069

(a)	Portions of portfolio are pledged to collateralize short tem borrowings.
(b)	Non-income producing security.
(c)	Security is in principal default. As of the date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $202,853,266 which represents 45.89% of total net assets.
(e)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(f)	All or a portion of security is restricted. The Trust may invest in or acquire unregulated restricted securities. Restricted or illquid securities are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of June 30, 2015 is $10,027,127 which represents 2.27% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amtrol, Inc.	6/22/2007 - 12/2/2014	$6,951,542
Amtrol, Inc. PFD	12/14/12	$1,068,000
Romacorp, Inc.	11/15/06	$4,118,756

PIK Payment in Kind
FRN Floating Rate Note
PFD Preferred Security

Accounting Standards Codification ASC 820, “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarizes the Trust’s investments as of June 30, 2015, based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total as of 6/30/2015
Corporate Bonds, Notes and Preferred Securities	$—	$391,552,397	$929,279	$392,481,676
Common and Preferred Stock	38,866,022	106,340	10,027,127	48,999,489
Foreign Bonds	—	2,871,279	—	2,871,279
Asset Backed Security	—	5,454,106	—	5,454,106

	$38,866,022	$399,984,122	$10,956,406	$449,806,550

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. As of June 30, 2015, there has been one transfer between level 2 and level 1 due to the presence of a traded market on June 30, 2015. There were no transfers between level 2 and level 3 for the period.

At June 30, 2015, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, Notes & Preferred Securities	Common & PFD Stock	Totals
Beginning Balance @ 9/30/14	$2,006,710	$7,512,063	$9,518,773
Purchases	—	—	—
Sales	(1,194,419)	—	(1,194,419)
Realized Gain(Loss)	(209,928)	—	(209,928)
Net Change in Unrealized
Appreciation/(Deprecitation)	326,916	2,515,064	2,841,980
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending Balance @ 06/30/15	$929,279	$10,027,127	$10,956,406

Change in Unrealized Gain /(Loss) for Positions Still Held at June 30, 2015
Corporate Bonds	$—
Common Stocks	2,515,064
Preferred Stock

Totals	$2,515,064

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input (1)
Fixed Income
Packaging & Container	$929,279	Market Approach (2)	Recovery Rate	not applicable	Increase
Equity
Misc Manufacturing	7,149,427	Market Comparables (3)	EBITDA Multiple	5.8x - 15.5x	Increase
Retail Food Chains	2,877,700	Recent Transaction Price (4)	not applicable	not applicable	Increase

	$10,956,406

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	A market approach using the value of the underlying assets of the company.

(3)	Earnings multiples are based on comparable companies and transactions of comparable companies.

(4)	Certain securities are valued based on recent transactions (generally within six months of valuation date). In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within

90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President (principal executive officer)
Date: August 28, 2015

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer (principal financial officer)
Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President (principal executive officer)
Date: August 28, 2015

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer (principal financial officer)
Date: August 28, 2015